Statements of Changes in Net Assets Available for Benefits - EBP 105 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Interest and dividend income	$ 5,139,065	$ 5,511,256
Net appreciation in fair value of investments	21,856,728	16,133,498
Total investment income	26,995,793	21,644,754
Interest income, notes receivable from participants	328,185	288,516
Contributions:
Employer	2,573,869	2,319,834
Participant	10,064,802	8,611,505
Total contributions	12,638,671	10,931,339
Other additions	13,009	12,552
Total additions	39,975,658	32,877,161
Deductions:
Benefits paid to participants	18,324,032	22,129,465
Total deductions	18,499,535	22,316,300
Administrative expenses	155,699	185,300
Other deductions	19,804	1,535
Net increase	21,476,123	10,560,861
Transfers from Crown Cork & Seal Company Inc. 401(k) Retirement Savings Plan	26,320	2,946
Transfers to Crown Cork & Seal Company Inc. 401(k) Retirement Savings Plan	(736,607)	(628,315)
Net Assets Available for Benefits:
Beginning of year	179,977,534	170,042,042
End of year	$ 200,743,370	$ 179,977,534